 Filed Pursuant to Rule 497
 File Nos. 333-214851 and 811-23216
FS SERIES TRUST

Supplement dated November 30, 2018 to the

FS Multi-Strategy Alternatives Fund

Prospectus, dated April 27, 2018

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Multi-Strategy Alternatives Fund (the “Fund”), dated April 27, 2018 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Additional Information about the Fund—Additional Description of the Principal Risks of the Fund” beginning on page 21 of the statutory Prospectus before you decide to invest in the Fund’s Shares.
The Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) has determined not to renew the Fund’s sub-advisory agreement (the “Basso Agreement”) with Basso Capital Management, L.P. (“Basso”), one of the Fund’s underlying managers, and effective on or about December 31, 2018 (the “Termination Date”), the Basso Agreement will automatically terminate, and Basso will no longer serve as an underlying manager to the Fund. The Board has approved the appointment of Chilton Investment Company, LLC to serve as an underlying manager to the Fund, effective on or about November 29, 2018 (the “Chilton Effective Date”). As of the Termination Date, all references in the Prospectus to Basso serving as an underlying manager to the Fund are deleted.
1.
As of the Chilton Effective Date, the first full paragraph on page 3 of the Prospectus is replaced with the following:

Underlying Manager	Strategy
Basso Capital Management, L.P. (“Basso Capital”)	Relative Value
Chilton Investment Company, LLC (“Chilton”)	Equity Hedge
MidOcean Credit Fund Management, L.P. (“MidOcean Credit Partners”)	Event Driven
2.
As of the Chilton Effective Date, the first paragraph on page 15 of the Prospectus is replaced with the following:

Underlying Managers: Chilton, MidOcean Credit Partners and Basso are the Underlying Managers (and sub-advisers) for the Fund.

3.
As of the Chilton Effective Date, the fourth paragraph under the section entitled “PRINCIPAL STRATEGIES OF THE FUND” on page 16 of the Prospectus is replaced with the following:

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Underlying Managers:
Underlying Manager	Strategy
Basso	Relative Value
Chilton	Equity Hedge
MidOcean Credit Partners	Event Driven
4.
As of the Chilton Effective Date, the following bullet point is added under the second full paragraph on page 42 of the Prospectus:

•
Chilton Investment Company, LLC (“Chilton”), located at 1290 East Main Street, 1st Floor, Stamford, CT 06902, an investment adviser registered with the SEC, serves as a sub-advisor to a portion of the Fund’s portfolio. Founded in 1992, Chilton had approximately $2.4 billion in assets under management as of October 31, 2018.

Please retain this Supplement with your Prospectus for future reference.

FS SERIES TRUST

Supplement dated November 30, 2018 to the

FS Multi-Strategy Alternatives Fund

Statement of Additional Information, dated April 27, 2018

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Multi-Strategy Alternatives Fund (the “Fund”), dated April 27, 2018 (as may be supplemented and amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.
You should carefully consider the “Additional Information about the Fund—Additional Description of the Principal Risks of the Fund” beginning on page 26 of the statutory Prospectus before you decide to invest in the Fund’s Shares.
The Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) has determined not to renew the Fund’s sub-advisory agreement (the “Basso Agreement”) with Basso Capital Management, L.P. (“Basso”), one of the Fund’s underlying managers, and effective on or about December 31, 2018 (the “Termination Date”), the Basso Agreement will automatically terminate, and Basso will no longer serve as an underlying manager to the Fund. The Board has approved the appointment of Chilton Investment Company, LLC to serve as an underlying manager to the Fund, effective on or about November 29, 2018 (the “Chilton Effective Date”). As of the Termination Date, all references in the SAI to Basso serving as an underlying manager to the Fund are deleted.
1.
As of the Chilton Effective Date, the first paragraph under the section entitled “Underlying Managers” on page 57 of the SAI is replaced with the following:

The Adviser engages the following Underlying Managers to provide investment management services to the Fund:
•
Chilton

•
MidOcean Credit Partners

•
Basso

Please retain this Supplement with your SAI for future reference.